Subsequent Events		9 Months Ended
	Jan. 11, 2021	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 7—Subsequent Events
Management has performed an evaluation of subsequent events through January 27, 2021, the date of issuance of the financial statements, noting no items which require adjustment or disclosure.

11.	Subsequent Events
Management has performed an evaluation of subsequent events through November 12, 2021, noting no items which require adjustment or disclosure other than those set forth in the preceding notes to the financial statements.